Pacer US Large Cap Cash Cows Growth Leaders ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communication Services - 5.0%
Alphabet, Inc. - Class A(a)	4,012	$562,081
Electronic Arts, Inc.	3,822	525,831
Iridium Communications, Inc.	4,284	155,338
Match Group, Inc.(a)	9,454	362,845
Meta Platforms, Inc. - Class A(a)	2,743	1,070,153
Trade Desk, Inc. - Class A(a)	5,450	372,944
ZoomInfo Technologies, Inc.(a)	10,331	165,709
		3,214,901

Consumer Discretionary - 4.2%
Airbnb, Inc. - Class A(a)	5,147	741,889
Booking Holdings, Inc.(a)	286	1,003,136
eBay, Inc.	8,167	335,419
Etsy, Inc.(a)	3,816	253,993
McDonald's Corp.	1,285	376,145
		2,710,582

Consumer Staples - 2.0%
Altria Group, Inc.	7,573	303,829
Coca-Cola Co.	6,092	362,413
Olaplex Holdings, Inc.(a)	78,360	176,310
Philip Morris International, Inc.	4,683	425,450
		1,268,002

Energy - 13.4%
Antero Midstream Corp.	78,450	960,229
Cheniere Energy, Inc.	5,759	944,419
Coterra Energy, Inc.	24,614	612,396
Diamondback Energy, Inc.	5,451	838,037
EOG Resources, Inc.	5,553	631,876
EQT Corp.	17,126	606,260
Kinder Morgan, Inc.	31,287	529,376
Marathon Oil Corp.	26,959	616,013
Occidental Petroleum Corp.	7,154	411,856
Range Resources Corp.	23,757	689,903
Texas Pacific Land Corp.	568	830,035
Williams Cos., Inc.	26,864	931,106
		8,601,506

Health Care - 11.8%
AbbVie, Inc.	3,021	496,652
Amgen, Inc.	3,148	989,290
Bristol-Myers Squibb Co.	4,195	205,010
Certara, Inc.(a)	12,645	204,343
Danaher Corp.	2,550	611,771
Doximity, Inc. - Class A(a)	8,525	229,749
Gilead Sciences, Inc.	4,877	381,674
Hologic, Inc.(a)	4,034	300,291
Jazz Pharmaceuticals PLC(a)	2,545	312,323
Maravai LifeSciences Holdings, Inc. - Class A(a)	23,003	133,417
Merck & Co., Inc.	2,973	359,079
Mettler-Toledo International, Inc.(a)	215	257,396
Premier, Inc.	11,368	245,776
Regeneron Pharmaceuticals, Inc.(a)	768	724,055
Royalty Pharma PLC - Class	8,729	247,816
United Therapeutics Corp.(a)	2,823	606,324
Veeva Systems, Inc. - Class A(a)	2,622	543,829
Vertex Pharmaceuticals, Inc.(a)	1,621	702,509
		7,551,304

Industrials - 5.8%
Carlisle Cos., Inc.	3,790	1,191,046
Copart, Inc.(a)	13,692	657,764
Nordson Corp.	2,231	561,587
Paychex, Inc.	5,834	710,173
Verisk Analytics, Inc.	2,399	579,430
		3,700,000

Information Technology - 54.5%
Adobe, Inc.(a)	2,302	1,422,130
Analog Devices, Inc.	2,362	454,354
ANSYS, Inc.(a)	982	321,929
Apple, Inc.	2,669	492,164
Applied Materials, Inc.	4,175	685,953
AppLovin Corp. - Class A(a)	39,119	1,608,964
Arista Networks, Inc.(a)	5,013	1,296,763
Aspen Technology, Inc.(a)	3,483	668,701
Atlassian Corp. - Class A(a)	2,445	610,688
Autodesk, Inc.(a)	2,518	639,094
Bentley Systems, Inc. - Class B	9,465	477,036
Broadcom, Inc.	733	864,940
Cadence Design System, Inc.(a)	2,850	822,111
CCC Intelligent Solutions Holdings, Inc.(a)	42,550	467,625
Cisco Systems, Inc.	7,247	363,654
Crowdstrike Holdings, Inc. - Class A(a)	6,181	1,807,943
Datadog, Inc. - Class A(a)	7,369	916,998
Dolby Laboratories, Inc. - Class A	5,202	432,702
Dropbox, Inc. - Class A(a)	30,032	951,414
Dynatrace, Inc.(a)	8,488	483,816
Enphase Energy, Inc.(a)	1,460	152,030
Fair Isaac Corp.(a)	1,086	1,301,929
Fortinet, Inc.(a)	4,041	260,604
Gen Digital, Inc.	42,267	992,429
Intuit, Inc.	2,065	1,303,696
KLA Corp.	1,601	951,058
Lam Research Corp.	991	817,743
Lattice Semiconductor Corp.(a)	3,207	195,178
Manhattan Associates, Inc.(a)	3,849	933,613
Microchip Technology, Inc.	7,037	599,412
Microsoft Corp.	1,873	744,667
Monolithic Power Systems, Inc.	1,118	673,841
NVIDIA Corp.	1,911	1,175,781
Palo Alto Networks, Inc.(a)	4,148	1,404,139
PTC, Inc.(a)	4,648	839,661
QUALCOMM, Inc.	5,138	763,044
Roper Technologies, Inc.	1,434	770,058
salesforce.com, Inc.(a)	2,466	693,168
ServiceNow, Inc.(a)	1,369	1,047,833
Skyworks Solutions, Inc.	3,193	333,541
Snowflake, Inc.(a)	3,543	693,153
Synopsys, Inc.(a)	1,453	774,958
VeriSign, Inc.(a)	1,496	297,524
Workday, Inc. - Class A(a)	3,610	1,050,763
Zoom Video Communications, Inc. - Class A(a)	5,655	365,370
		34,924,172

Materials - 2.7%
CF Industries Holdings, Inc.	11,253	849,714
Royal Gold, Inc.	2,960	338,594
Southern Copper Corp.	6,825	560,333
		1,748,641

Utilities - 0.4%
Clearway Energy, Inc. - Class C	10,425	252,701
TOTAL COMMON STOCKS (Cost $59,771,247)		63,971,809

TOTAL INVESTMENTS - 99.8% (Cost $59,771,247)		$63,971,809
Other Assets in Excess of Liabilities - 0.2%		128,677
TOTAL NET ASSETS - 100.0%		$64,100,486

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Description	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Common Stocks	$ 63,971,809	$ -	$ -	$ -	$ 63,971,809
Total Investments in Securities	$ 63,971,809	$ -	$ -	$ -	$ 63,971,809

Refer to the Schedule of Investments for industry classifications.